Financial Instruments and Risk Management (Credit Risk - Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ 1,389	$ 1,593
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	1,258	1,485
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	102	97
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	27	10
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	2	1
Accumulated impairment [member]
Disclosure of financial instruments [Line Items]
Trade receivables	(13)	(8)
Accumulated impairment [member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(3)	(3)
Accumulated impairment [member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(1)	0
Accumulated impairment [member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(7)	(4)
Accumulated impairment [member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (2)	$ (1)